Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.1%
COMMUNICATION SERVICES: 6.8%
Alphabet, Inc., Class A (a)	1,953	$2,384,886
AT&T, Inc.	70,507	2,667,984
CenturyLink, Inc.	5,210	65,021
Interpublic Group of Cos Inc., The	24,735	533,287
John Wiley & Sons, Inc., Class A	7,151	314,215
Omnicom Group, Inc.	3,209	251,265
Verizon Communications, Inc.	34,732	2,096,424
Walt Disney Co., The	615	80,147
		8,393,229

CONSUMER DISCRETIONARY: 13.7%
Amazon.com, Inc. (a)	2,000	3,471,820
Best Buy Co., Inc.	3,970	273,890
Chipotle Mexican Grill, Inc. (a)	248	208,437
Darden Restaurants, Inc.	9,864	1,166,122
Grand Canyon Education, Inc. (a)	860	84,452
Home Depot, Inc., The	12,741	2,956,167
Kohl's Corp.	6,846	339,972
Las Vegas Sands Corp.	23,344	1,348,349
Leggett & Platt, Inc.	5,977	244,698
Lowe's Cos., Inc.	2,325	255,657
lululemon athletica, Inc. (a)	252	48,518
McDonald's Corp.	5,518	1,184,770
NIKE, Inc., Class B	6,533	613,579
Nordstrom, Inc. (b)	8,473	285,286
Ross Stores, Inc.	963	105,786
Royal Caribbean Cruises, Ltd.	4,368	473,185
Starbucks Corp.	17,819	1,575,556
Tapestry, Inc.	20,630	537,412
Target Corp.	8,573	916,539
VF Corp.	3,320	295,447
Whirlpool Corp.	1,574	249,259
Williams-Sonoma, Inc. (b)	3,649	248,059
		16,882,960

CONSUMER STAPLES: 8.0%
Clorox Co., The	751	114,054
Coca-Cola Co., The	27,210	1,481,312
Colgate-Palmolive Co.	4,684	344,321
Flowers Foods, Inc.	2,267	52,436
General Mills, Inc.	6,810	375,367
Kellogg Co.	960	61,776
Kimberly-Clark Corp.	7,918	1,124,752
PepsiCo, Inc.	18,895	2,590,505
Procter & Gamble Co., The	21,163	2,632,254
Sysco Corp.	6,781	538,411
Walgreens Boots Alliance, Inc.	10,471	579,151
		9,894,339

FINANCIALS: 10.2%
Aflac, Inc.	21,602	1,130,217
American Financial Group, Inc.	5,469	589,832
Ameriprise Financial, Inc.	239	35,157
Bank of America Corp.	16,962	494,782
CME Group, Inc.	1,876	396,474
Fidelity National Financial, Inc.	14,493	643,634
Fifth Third Bancorp	5,391	147,606
Invesco, Ltd.	33,955	575,198
MarketAxess Holdings, Inc.	210	68,775
MetLife, Inc.	22,924	1,081,096
Morningstar, Inc.	2,231	326,038
New York Community Bancorp, Inc.	6,765	84,901
Old Republic International Corp.	11,461	270,136
Principal Financial Group, Inc.	17,163	980,694
Prudential Financial, Inc.	12,197	1,097,120
Regions Financial Corp.	39,696	627,991
T Rowe Price Group, Inc.	3,529	403,188
TFS Financial Corp. (b)	42,673	768,967
U.S. Bancorp	18,253	1,010,121
Umpqua Holdings Corp.	95,103	1,565,394
Unum Group	9,006	267,658
		12,564,979

HEALTH CARE: 12.9%
Abbott Laboratories	27,383	2,291,135
AbbVie, Inc.	16,422	1,243,474
Amgen, Inc.	6,726	1,301,548
Anthem, Inc.	948	227,615
Baxter International, Inc.	5,263	460,355
Cardinal Health, Inc.	17,978	848,382
CVS Health Corp.	6,676	421,055
Eli Lilly & Co.	12,308	1,376,404
IDEXX Laboratories, Inc. (a)	768	208,842
Illumina, Inc. (a)	708	215,388
Johnson & Johnson	26,934	3,484,720
Medtronic PLC	5,342	580,248
Merck & Co., Inc.	21,720	1,828,390
Quest Diagnostics, Inc.	3,091	330,830
ResMed, Inc.	1,747	236,037
UnitedHealth Group, Inc.	3,590	780,179
		15,834,602

INDUSTRIALS: 11.2%
3M Co.	9,768	1,605,859
Cummins, Inc.	1,165	189,511
Dover Corp.	5,825	579,937
Eaton Corp PLC	24,986	2,077,585
Emerson Electric Co.	15,599	1,042,949
Fastenal Co.	11,192	365,643
Hubbell, Inc.	758	99,601
Illinois Tool Works, Inc.	12,037	1,883,669
Ingersoll-Rand PLC	5,871	723,366
Nielsen Holdings PLC	27,414	582,548
PACCAR, Inc.	12,366	865,744

Robert Half International, Inc.	8,803	489,975
Rockwell Automation, Inc.	552	90,970
Rollins, Inc.	1,584	53,967
Stanley Black & Decker, Inc.	1,914	276,401
Union Pacific Corp.	5,221	845,698
United Parcel Service, Inc., Class B	6,604	791,291
W.W. Grainger, Inc.	2,851	847,175
Waste Management, Inc.	3,509	403,535
		13,815,424

INFORMATION TECHNOLOGY: 26.8% (c)
Accenture PLC, Class A	11,689	2,248,379
Adobe, Inc. (a)	3,019	833,999
Apple, Inc.	19,948	4,467,754
Autodesk, Inc. (a)	2,294	338,824
Automatic Data Processing, Inc.	4,917	793,702
Broadridge Financial Solutions, Inc.	748	93,074
Cadence Design Systems, Inc. (a)	3,789	250,377
Cisco Systems, Inc.	68,483	3,383,745
Citrix Systems, Inc.	2,759	266,299
HP, Inc.	20,450	386,914
IBM	14,069	2,045,914
Intel Corp.	26,987	1,390,640
Jack Henry & Associates, Inc.	3,956	577,457
Manhattan Associates, Inc. (a)	6,196	499,831
MasterCard, Inc., Class A	1,507	409,256
Maxim Integrated Products, Inc.	17,024	985,860
Microsoft Corp.	33,374	4,639,987
National Instruments Corp.	16,747	703,207
NetApp, Inc.	12,511	656,953
Oracle Corp.	1,660	91,350
Paychex, Inc.	17,651	1,460,973
PayPal Holdings Inc (a)	5,664	586,734
QUALCOMM, Inc.	6,044	461,036
Sabre Corp.	8,556	191,612
salesforce.com, Inc. (a)	5,385	799,349
Seagate Technology PLC	9,055	487,068
Texas Instruments, Inc.	25,029	3,234,748
VMware, Inc., Class A	184	27,611
Western Union Co., The	25,801	597,809
Xilinx, Inc.	1,317	126,300
		33,036,762

MATERIALS: 2.6%
Air Products & Chemicals, Inc.	5,696	1,263,714
Avery Dennison Corp.	1,191	135,262
Celanese Corp.	2,005	245,191
Eastman Chemical Co.	1,824	134,666
Ecolab, Inc.	1,088	215,468
Huntsman Corp.	9,593	223,133
LyondellBasell Industries NV, Class A	3,234	289,346
Royal Gold, Inc.	1,371	168,921
Sonoco Products Co.	2,504	145,758
WestRock Co.	10,548	384,475
		3,205,934

REAL ESTATE: 5.8%
AvalonBay Communities, Inc., REIT	651	140,180
Brandywine Realty Trust, REIT	14,743	223,356
Brixmor Property Group, Inc., REIT	11,853	240,497
HCP, Inc., REIT	9,088	323,805
Iron Mountain, Inc., REIT	9,819	318,037
Kimco Realty Corp., REIT	5,179	108,138
Macerich Co., The, REIT	10,096	318,933
Outfront Media, Inc., REIT	3,993	110,926
Public Storage, REIT	1,404	344,359
Service Properties Trust	51,447	1,326,819
Simon Property Group, Inc., REIT	4,056	631,316
SITE Centers Corp., REIT	15,792	238,617
Starwood Property Trust, Inc., REIT	41,291	1,000,068
Ventas, Inc., REIT	6,048	441,685
VICI Properties, Inc., REIT	12,008	271,981
Welltower, Inc., REIT	1,699	154,014
WP Carey, Inc., REIT	10,155	908,873
		7,101,604

UTILITIES: 1.1%
Consolidated Edison, Inc.	825	77,938
Dominion Energy, Inc.	13,988	1,133,587
Edison International	771	58,149
National Fuel Gas Co.	1,110	52,081
		1,321,755

TOTAL COMMON STOCKS		122,051,588
(Cost $88,128,790)

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund, 1.880% (d)(e)	925,594	925,594
(Cost $925,594)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (f)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.970% (d)(e)	60,581	60,581
(Cost $60,581)

TOTAL INVESTMENTS: 99.9%		123,037,763
(Cost $89,114,965)

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (f)		(60,581)

OTHER ASSETS AND LIABILITIES - (NET): 0.1%		151,841

Net Assets: 100.0%		$123,129,023

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2019. The total market value of securities on loan as of September 30, 2019 was $771,920.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(e)	Premier Class shares
(f)	Rounds to less than 0.05%.